BROWN ADVISORY FUNDS

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Equity Income Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Global Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Total Return Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory − WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory – Beutel Goodman Large-Cap Value Fund
Brown Advisory Sustainable International Leaders Fund
(collectively, the “Funds”)

Supplement dated April 21, 2023
to the Statement of Additional Information dated October 31, 2022

A.	The Board of Trustees (the “Board”) of the Brown Advisory Funds (the “Trust”), has recently taken certain action with respect to the Board’s membership as follows:

1.
Effective March 31, 2023, former Trustee and Chair of the Board Joseph R. Hardiman retired from his position on the Board and, accordingly, all references regarding Mr. Hardiman are deemed to be deleted from the SAI effective as of that date.  Upon Mr. Hardiman’s retirement, current Independent Trustee Thomas F. O’Neil III succeeded Mr. Hardiman as the Chair of the Board, and, as the result of Mr. O’Neil serving as the Independent Chair of the Board, Independent Trustee Henry Hopkins is no longer designated as the Lead Independent Trustee of the Trust.

2.	Effective March 31, 2023, the members of the Board have appointed Margaret W. Adams to serve as a member of the Board.

Accordingly, the table in the section entitled “Management – Trustees and Executive Officers” is amended by adding the following:

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years(2)
Interested Trustees of the Trust(1)
Margaret W. Adams, CAIA Age: 61 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since March 2023	Managing Director, Membership Engagement, FCLTGlobal (non-profit organization focused on innovative global investment-related initiatives) (since 2018); formerly, Partner and Senior Managing Director, Wellington Management Company LLP (institutional investment management firm) (2006-2017)	21	None

1. Ms. Adams is considered an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because of the financial interest that she currently has in Wellington Management Company LLP (“Wellington”), a Sub-Adviser to two of the series in the Trust, as the result of certain payments that she is entitled to receive from Wellington as the result of her previous employment with the firm.  Ms. Adams has not been employed by Wellington during the past five years.

2. The directorships disclosed in this column include only the directorships of those companies that a Trustee serves on that are required to report to the SEC under applicable Federal securities laws including publicly traded corporations that are registered with the SEC under the 1934 Act and investment companies that are registered with the SEC under the 1940 Act, and it therefore excludes various other types of directorships that the Trustees of the Trust may currently hold in other types of organizations, including private companies and not-for-profit organizations, which are expressly excluded from the disclosure requirements for mutual fund board members.

3.
The section entitled “Management – Trustees and Executive Officers – Additional Information Concerning the Board of Trustees – Information about Each Trustee’s Qualification, Experience, Attributes or Skills” is amended by adding the following:

Ms. Adams’ Trustee Attributes. Ms. Adams has extensive experience in the investment management industry and is an accomplished global financial services executive.  Ms. Adams currently serves as Managing Director for Member Engagement for a non-profit organization that is focused on innovative global investment-related initiatives by engaging top tier global asset management industry leaders and corporations in actionable research and idea exchanges.  Prior to this position, Ms. Adams served as a Partner and Senior Managing Director at Wellington Management Company LLP (“Wellington”), a global institutional investment management firm that provides advisory and sub-advisory services to mutual funds and other types of institutional clients, where she was employed from 2006 through 2017.  Ms. Adams is also a Chartered Alternative Investment Analyst (“CAIA”) Charterholder.

In addition, prior to joining Wellington, Ms. Adams had held positions as a portfolio manager at large asset management organizations, including MFS Investment Management and JP Morgan & Co., Inc.  The Board believes Ms. Adams’ qualifications, attributes and skills and diverse experiences on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Ms. Adams has been added as a member of the Valuation Committee of the Board and the Compliance Oversight Committee of the Board.

4.	The section entitled “Management – Trustee Ownership of Fund Shares and Other Interests” is amended by adding the following:

As of March 31, 2023, neither Ms. Adams, nor members of her immediate family, owned securities beneficially or of record in the Funds or in the Adviser, the Sub-Advisers, the Funds’ principal underwriter, or any of their affiliates. During the two most recently completed calendar years, Ms. Adams had an indirect interest, the value of which exceeded $120,000, in Wellington Management Company LLP, a Sub-Adviser to each of the Brown Advisory Brown Advisory-WMC Strategic European Equity Fund and the Brown Advisory Emerging Markets Select Fund, as the result of certain payments that Ms. Adams is entitled to receive in connection with her previous employment with the firm.

B.	Updating of Information Regarding the Management of Pzena Investment Management, LLC, a Sub-Adviser to the Brown Advisory Emerging Markets Select Fund

1. The disclosure on Pages 55 and 56 in the section entitled “Services of the Sub-Adviser – Pzena Investment Management, LLC - Ownership of the Sub-Adviser” is amended by revising the positions held with the firm by certain senior management executives.  Richard Pzena is presently the Co-Chief Investment Officer of the firm and Caroline Cai, CFA, a portfolio manager for the Brown Advisory Emerging Markets Select Fund, serves as Chief Executive Officer of the firm.

If you have any questions, please call the Funds at 1-800-540-6807 (toll free) or 414-203-9064.

* * * * * * *

Investors should retain this supplement for future reference

BROWN ADVISORY FUNDS

Brown Advisory Sustainable Value Fund

(the “Fund”)

Supplement dated April 21, 2023
to the Statement of Additional Information dated February 28, 2023

A.	The Board of Trustees (the “Board”) of the Brown Advisory Funds (the “Trust”), has recently taken certain action with respect to the Board’s membership as follows:

1.
Effective March 31, 2023, former Trustee and Chair of the Board Joseph R. Hardiman retired from his position on the Board and, accordingly, all references regarding Mr. Hardiman are deemed to be deleted from the SAI effective as of that date.  Upon Mr. Hardiman’s retirement, current Independent Trustee Thomas F. O’Neil III succeeded Mr. Hardiman as the Chair of the Board, and, as the result of Mr. O’Neil serving as the Independent Chair of the Board, Independent Trustee Henry Hopkins is no longer designated as the Lead Independent Trustee of the Trust.

2.	Effective March 31, 2023, the members of the Board have appointed Margaret W. Adams to serve as a member of the Board.

Accordingly, the table in the section entitled “Management – Trustees and Executive Officers” is amended by adding the following:

Name, Address And Age	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Relevant Experience	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held During the Past 5 Years(2)
Interested Trustees of the Trust(1)
Margaret W. Adams, CAIA Age: 61 c/o Brown Advisory LLC 901 South Bond Street Suite 400 Baltimore, MD 21231	Trustee	Indefinite Term; Since March 2023	Managing Director, Membership Engagement, FCLTGlobal (non-profit organization focused on innovative global investment-related initiatives) (since 2018); formerly, Partner and Senior Managing Director, Wellington Management Company LLP (institutional investment management firm) (2006-2017)	21	None

1. Ms. Adams is considered an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because of the financial interest that she currently has in Wellington Management Company LLP (“Wellington”), a Sub-Adviser to two of the series in the Trust, as the result of certain payments that she is entitled to receive from Wellington as the result of her previous employment with the firm.  Ms. Adams has not been employed by Wellington during the past five years.

2. The directorships disclosed in this column include only the directorships of those companies that a Trustee serves on that are required to report to the SEC under applicable Federal securities laws including publicly traded corporations that are registered with the SEC under the 1934 Act and investment companies that are registered with the SEC under the 1940 Act, and it therefore excludes various other types of directorships that the Trustees of the Trust may currently hold in other types of organizations, including private companies and not-for-profit organizations, which are expressly excluded from the disclosure requirements for mutual fund board members.

3.
The section entitled “Management – Trustees and Executive Officers – Additional Information Concerning the Board of Trustees – Information about Each Trustee’s Qualification, Experience, Attributes or Skills” is amended by adding the following:

Ms. Adams’ Trustee Attributes. Ms. Adams has extensive experience in the investment management industry and is an accomplished global financial services executive.  Ms. Adams currently serves as Managing Director for Member Engagement for a non-profit organization that is focused on innovative global investment-related initiatives by engaging top tier global asset management industry leaders and corporations in actionable research and idea exchanges.  Prior to this position, Ms. Adams served as a Partner and Senior Managing Director at Wellington Management Company LLP (“Wellington”), a global institutional investment management firm that provides advisory and sub-advisory services to mutual funds and other types of institutional clients, where she was employed from 2006 through 2017.  Ms. Adams is also a Chartered Alternative Investment Analyst (“CAIA”) Charterholder.

In addition, prior to joining Wellington, Ms. Adams had held positions as a portfolio manager at large asset management organizations, including MFS Investment Management and JP Morgan & Co., Inc.  The Board believes Ms. Adams’ qualifications, attributes and skills and diverse experiences on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Ms. Adams has been added as a member of the Valuation Committee of the Board and the Compliance Oversight Committee of the Board.

4.	The section entitled “Management – Trustee Ownership of Fund Shares and Other Interests” is amended by adding the following:

As of March 31, 2023, neither Ms. Adams, nor members of her immediate family, owned securities beneficially or of record in the Fund or in the Adviser, the Fund’s principal underwriter, or any of their affiliates. During the two most recently completed calendar years, Ms. Adams had an indirect interest, the value of which exceeded $120,000, in Wellington Management Company LLP, an investment sub-adviser to two other series of the Trust, as the result of certain payments that Ms. Adams is entitled to receive in connection with her previous employment with the firm.

If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

* * * * * * *

Investors should retain this supplement for future reference